Schedule of Note and Accrued Interest Receivable Related Party (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Allowance for doubtful accounts			$ (81,772)
Allowance for doubtful accounts	$ (81,772)		(81,772)		(81,772)
Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc			2,770,700	248,095	248,095
Allowance for doubtful accounts			(309,098)	(291,841)	(291,841)
Salary over payment
Advances
Interest receivable						115,937
Interest receivable			(8,745)		(17,257)
Original issue discount on advances
Advances	15,407		15,407
Accretion income					178,525
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc					2,770,700	248,095
Allowance for doubtful accounts	(317,843)		(317,843)		(309,098)	(291,841)
Salary over payment	15,407		15,407
Related Party [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Note Receivable and Accrued Interest Receivable Related Party - Net Total			2,582,723
Advances	3,645,407		3,645,407		2,585,000
Interest receivable	264,435		264,435		54,198
Original issue discount on advances	(330,000)		(330,000)		(56,475)
Accretion income	113,861	$ 0	386,475	0
Default income	3,266,816	$ 0	3,266,816	0	0
Conversion to marketable securities			(9,800,449)
Note Receivable and Accrued Interest Receivable Related Party - Net Total	15,407		15,407		2,582,723
Related Party [Member] | EzFill Holdings Inc. [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc			2,582,723
Advances	3,630,000		3,630,000		2,585,000
Interest receivable	264,435		264,435		54,198
Original issue discount on advances	(330,000)		(330,000)		(56,475)
Accretion income			386,475
Default income			3,266,816
Conversion to marketable securities			(9,800,449)
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc					2,582,723
Related Party [Member] | Balance Labs Inc. [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc			309,098	$ 291,841	291,841
Advances
Interest receivable	8,745		8,745		17,257
Original issue discount on advances
Accretion income
Default income
Conversion to marketable securities
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc	$ 317,843		$ 317,843		$ 309,098	$ 291,841